Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Undiscovered Managers Funds
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2023